Total Capital and Net Income (Loss) Per Unit (Details Textual)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Total Capital and Net Income Per Unit (Textual) [Abstract]
Units held by public	61.10%
General partners proportionate contribution	2.00%
Exceeded cash distribution per unit	0.4625	0.4625